Securities borrowed, lent and subject to repurchase agreements	12 Months Ended
Dec. 31, 2011
Securities borrowed, lent and subject to repurchase agreements
Securities borrowed, lent and subject to repurchase agreements

end of	2011	2010

Securities borrowed or purchased under agreements to resell (CHF million)

Central bank funds sold and securities purchased under resale agreements	172,184	148,962

Deposits paid for securities borrowed	64,779	71,481

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	220,443

Securities lent or sold under agreements to repurchase (CHF million)

Central bank funds purchased and securities sold under repurchase agreements	161,220	147,878

Deposits received for securities lent	15,339	20,516

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	168,394

Repurchase and reverse repurchase agreements represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activity. These instruments are collateralized principally by government securities, money market instruments and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time.

In the event of counterparty default, the repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. In the Group’s normal course of business, substantially all of the collateral received that may be sold or repledged has been sold or repledged as of December 31, 2011 and 2010.